PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 155,640	$ 153,019
Additions, net of disposals and assets reclassified as held for sale	6,708
Disposals, property, plant and equipment	7,601
Depreciation expenses	(3,714)
Foreign currency translation	6,275
Increase (decrease) in property, plant and equipment	2,621
Right-of-use assets	4,200	4,200
Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	953	11,657
Renewable Power and Transition
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	79,629	76,414
Additions, net of disposals and assets reclassified as held for sale	3,667
Disposals, property, plant and equipment	3,029
Depreciation expenses	(1,220)
Foreign currency translation	3,295
Increase (decrease) in property, plant and equipment	3,215
Right-of-use assets		1,100	$ 1,200
Renewable Power and Transition | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	502	7,439
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54,200	52,625
Additions, net of disposals and assets reclassified as held for sale	1,486
Disposals, property, plant and equipment	197
Depreciation expenses	(1,499)
Foreign currency translation	1,661
Increase (decrease) in property, plant and equipment	1,575
Right-of-use assets	5,000	5,200
Infrastructure | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	124	4,141
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	295	315
Additions, net of disposals and assets reclassified as held for sale	17
Disposals, property, plant and equipment	16
Depreciation expenses	(18)
Foreign currency translation	(3)
Increase (decrease) in property, plant and equipment	(20)
Right-of-use assets	66	80
Real Estate | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	118
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,899	13,387
Additions, net of disposals and assets reclassified as held for sale	1,353
Disposals, property, plant and equipment	4,098
Depreciation expenses	(723)
Foreign currency translation	773
Increase (decrease) in property, plant and equipment	(2,488)
Right-of-use assets	8,000	8,100
Private Equity and Other | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	207
Private Equity and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	851	924
Private Equity and Other [Member] | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	209	77
Asset management
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,617	10,278
Additions, net of disposals and assets reclassified as held for sale	185
Disposals, property, plant and equipment	261
Depreciation expenses	(254)
Foreign currency translation	549
Increase (decrease) in property, plant and equipment	339
Right-of-use assets	902	$ 829
Asset management | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	120
Core & T&D (Real Estate) [Member] | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0